Lease (Tables)	6 Months Ended
Jun. 30, 2020
Lease
Summary of supplemental information related to leases

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Operating fixed lease cost	1,406	2,463

Summary of supplemental cash flow information related to leases

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Cash paid for amounts included in measurement of lease liabilities	1,060	1,986
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	1,666	1,036

Summary of maturities of lease liabilities

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 were as follows:

Year ended
December 31
$
2020	4,595
2021	3,910
2022	3,039
2023	1,333
2024	1,379
Thereafter	1,787
Total lease payments	16,043
Less: imputed interest	(715)
Present value of minimum operating lease payments	15,328

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of June 30, 2020 were as follows:

Year ended
December 31
$
Remainder 2020	2,665
2021	4,229
2022	3,293
2023	1,641
2024	1,474
Thereafter	2,135
Total lease payments	15,437
Less: imputed interest	(805)
Present value of minimum operating lease payments	14,632

Summary of weighted-average remaining lease terms and discount rates

	Six months ended June 30,
	2019	2020
	(Unaudited)
Weighted-average remaining lease term	2.9 years	4.2 years
Weighted-average discount rate	4.4%	3.2%